Other Income and Expenses - Summary of Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares				$ 123
Gain on sale of other assets	$ 344
Gain on sale of long-lived assets	174			210		$ 170
Sale of waste material	13			3		50
Write off-contingencies(see Note 25.5)						329
Recoveries from previous years						466
Insurance rebates	10			6		10
Foreign exchange gain	123
Others	9			1,621		132
Other income	673	$ 34		31,951	[2]	1,157
Contingencies associated with prior acquisitions or disposals	138			39		1,582
Loss on sale of equity financial assets						8
Loss on sale of other assets				148		159
Recoveries of prior years	116			35
Impairment of long-lived assets	432			2,063
Disposal of long-lived assets	518			451		238
Suppliers provisions				398
Foreign exchange losses related to operating activities				2,524		2,370
Non-income taxes from Colombia						53
Contingencies	518			636
Severance payments	264			243		98
Donations	528			242		203
Legal fees and other expenses from past acquisitions	149			612		241
Venezuela deconsolidation effect				26,123
Other	284			352		957
Other expenses	$ 2,947			33,866		$ 5,909
Heineken group shares [member]
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of shares				$ 29,989

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1